Expense Example - Multi-Sector Income Fund	Aug. 25, 2026 USD ($)
Multi-Sector Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 470
Expense Example, with Redemption, 3 Years	672
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,520
Multi-Sector Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,848
Multi-Sector Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	892
Multi-Sector Income Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 820